Consolidated Schedule of Investments
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–115.44%(b)(c)(d)
Aerospace & Defense–4.19%
Aernnova Aerospace S.A.U. (Spain)
Delayed Draw Term Loan (3 mo. EURIBOR + 3.00%)	3.00%	01/31/2027	EUR	183	$ 158,369
Term Loan B-1 (3 mo. EURIBOR + 3.00%)	3.00%	01/31/2027	EUR	726	627,257
Atlantic Aviation FBO, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	3.93%	12/06/2025		$ 468	442,621
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	4.95%	04/08/2026		2,499	2,115,392
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	4.95%	04/08/2026		1,344	1,137,308
IAP Worldwide Services, Inc.
Revolver Loan (3 mo. USD LIBOR + 5.50%) (Acquired 07/22/2014-08/18/2014; Cost $144,403)(e)	7.00%	07/18/2021		144	144,440
Revolver Loan(e)(f)	0.00%	07/18/2021		1,299	1,299,963
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%) (Acquired 07/22/2014-08/18/2014; Cost $1,604,744)(e)	8.00%	07/18/2021		1,608	1,608,222
Maxar Technologies Ltd. (Canada), Term Loan B (1 mo. USD LIBOR + 2.75%)	2.93%	10/04/2024		3,188	3,070,078
NAC Aviation 8 Ltd. (Ireland), Junior Loan Series 3 (3 mo. USD LIBOR + 6.50%) (Acquired 03/24/2017-09/06/2019; Cost $3,342,889)(e)	6.67%	12/31/2020		1,615	1,614,903
NAC Aviation 8 Ltd. (Ireland), Junior Loan Series 4 (1 mo. USD LIBOR + 3.85%)(e)	4.02%	12/31/2020		1,657	1,657,314
Peraton Corp., Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	04/29/2024		1,181	1,146,047
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.25%)	2.42%	05/30/2025		6,966	6,405,021
Term Loan F (1 mo. USD LIBOR + 2.25%)	2.42%	12/09/2025		1,316	1,209,115
Term Loan G (1 mo. USD LIBOR + 2.25%)	2.42%	08/22/2024		2,097	1,924,427
Vectra Co., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	3.42%	03/08/2025		199	186,910
Xebec Global Holdings LLC, Term Loan (3 mo. USD LIBOR + 5.25%) (Acquired 02/06/2018-12/09/2019; Cost $2,507,261)(e)	6.71%	02/12/2024		2,513	2,462,657
					27,210,044
Air Transport–5.99%
American Airlines, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	1.92%	06/27/2025		15	10,280
Avolon TLB Borrower 1 (US) LLC
Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	2.50%	01/15/2025		883	838,270
Term Loan B-4 (1 mo. USD LIBOR + 1.50%)	2.25%	02/10/2027		1,452	1,342,776
Delta Air Lines, Inc.
Delayed Draw Term Loan(f)	0.00%	03/16/2021		3,128	3,002,532
Term Loan B (1 mo. USD LIBOR + 4.75%)	5.51%	05/01/2023		3,807	3,763,882
eTraveli Group Holding AB (Sweden), Term Loan B-1 (6 mo. EURIBOR + 4.00%)	4.00%	08/02/2024	EUR	4,414	3,742,648
Gol LuxCo S.A. (Luxembourg), Term Loan (6 mo. USD LIBOR + 6.50%)(e)	6.50%	08/31/2020		4,311	4,224,341
Mesa Airlines, Inc.
Term Loan N913FJ (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $133,126)(e)	6.08%	12/01/2021		134	132,487
Term Loan N914FJ (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $154,301)(e)	6.08%	12/01/2021		155	153,561
Term Loan N915FJ (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $130,312)(e)	6.08%	12/01/2021		131	129,687
Term Loan N916FJ (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $173,178)(e)	6.08%	03/01/2022		174	172,433
Term Loan N917FJ (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $157,579)(e)	6.08%	03/01/2022		158	156,902
Term Loan N947LR (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $189,356)(e)	6.08%	09/01/2022		191	188,703
Term Loan N948LR (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $194,690)(e)	6.08%	09/01/2022		196	194,019
Term Loan N950LR (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $214,248)(e)	6.08%	09/01/2022		216	213,509
Term Loan N951LR (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $202,869)(e)	6.08%	09/01/2022		204	202,169
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Air Transport–(continued)
PrimeFlight Aviation Services, Inc.
Delayed Draw Term Loan (3 mo. PRIME + 5.50%) (Acquired 05/09/2019; Cost $3,176,195)(e)	7.28%	05/09/2024		$ 3,227	$ 2,923,904
Incremental Delayed Draw Term Loan (1 mo. USD LIBOR + 5.50%) (Acquired 10/15/2019; Cost $6,956,182)(e)	6.50%	05/09/2024		7,081	6,415,368
Incremental Delayed Draw Term Loan (Acquired 10/15/2019; Cost $2,422,940)(e)(f)	0.00%	05/09/2024		2,466	2,234,567
Term Loan (1 mo. USD LIBOR + 5.50%) (Acquired 05/09/2019; Cost $9,603,490)(e)	6.33%	05/09/2024		9,764	8,845,951
					38,887,989
Automotive–5.95%
American Axle & Manufacturing, Inc., Term Loan B (g)	–	04/06/2024			448	429,795
Autokiniton US Holdings, Inc., Term Loan B (3 mo. USD LIBOR + 5.75%)	5.92%	05/22/2025			2,511	2,209,412
BCA Marketplace PLC (United Kingdom), Term Loan B-1 (3 mo. GBP LIBOR + 4.75%)	5.45%	09/24/2026	GBP		1,000	1,147,006
Belron Finance US LLC, Incremental Term Loan (1 mo. USD LIBOR + 2.50%)	3.26%	10/30/2026			284	277,902
Dayco Products LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	4.61%	05/19/2023			982	624,920
Garrett Borrowing LLC, Term Loan B (3 mo. USD LIBOR + 2.50%)	3.77%	09/27/2025			733	670,237
Goodyear Tire & Rubber Co. (The), Second Lien Term Loan(g)	—	03/03/2025			170	160,477
Mavis Tire Express Services Corp., Term Loan (1 mo. USD LIBOR + 3.25%)	4.70%	03/20/2025			1,684	1,538,345
Muth Mirror Systems, LLC
Revolver Loan (3 mo. USD LIBOR + 5.25%) (Acquired 04/23/2019; Cost $1,649,716)(e)	6.25%	04/23/2025			1,677	1,412,202
Term Loan (6 mo. USD LIBOR + 5.25%) (Acquired 04/23/2019; Cost $19,690,258)(e)	6.67%	04/23/2025			20,031	16,866,106
Navistar, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.68%	11/06/2024			75	72,590
Panther BF Aggregator 2 L.P. (Canada)
Term Loan (1 mo. USD LIBOR + 3.50%)	3.67%	04/30/2026			992	948,416
Term Loan (1 mo. EURIBOR + 3.75%)	3.75%	04/30/2026	EUR		1,475	1,567,719
Superior Industries International, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)(e)	4.17%	05/22/2024			2,004	1,613,358
Tenneco, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.17%	10/01/2025			4,381	3,562,143
ThermaSys Corp.
PIK Term Loan, 12.45% PIK Rate (Acquired 12/31/2018-03/31/2020; Cost $170,977)(e)(h)	12.45%	10/02/2023			171	148,750
Term Loan (3 mo. USD LIBOR + 6.00%) (Acquired 12/31/2018-3/31/2020; Cost $1,090,225)(e)	12.45%	01/01/2024			928	742,470
TI Group Automotive Systems LLC, Term Loan (1 mo. USD LIBOR + 2.50%)	3.25%	06/30/2022			369	355,231
Transtar Holding Co.
Delayed Draw Term Loan(e)(f)	0.00%	04/11/2022			158	149,764
First Lien Term Loan (1 mo. USD LIBOR + 4.25%)(e)	5.50%	04/11/2022			1,707	1,587,285
PIK Term Loan, 7.75% PIK Rate, 1.00% Cash Rate (Acquired 04/11/2017-04/13/2020; Cost $611,517)(e)(h)	7.75%	04/11/2022			651	618,368
Visteon Corp., Term Loan(g)	–	03/25/2024			147	140,006
Wand NewCo 3, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	4.07%	02/05/2026			782	750,071
Winter Park Intermediate, Inc., Term Loan (3 mo. USD LIBOR + 4.75%)	5.82%	04/04/2025			1,172	1,031,732
						38,624,305
Beverage & Tobacco–0.38%
AI Aqua Merger Sub, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.25%)(e)	4.32%	12/13/2023			2,306	2,213,856
First Lien Incremental Term Loan (1 mo. USD LIBOR + 4.25%)(e)	5.32%	12/13/2023			289	278,867
						2,492,723
Building & Development–3.94%
ACProducts, Inc., Term Loan B (1 mo. USD LIBOR + 6.50%)	7.50%	07/31/2025			528	503,299
American Builders & Contractors Supply Co., Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	2.17%	01/15/2027			1,929	1,858,343
Apcoa Parking Holdings GmbH (Germany)
Term Loan B (3 mo. EURIBOR + 3.25%)	3.75%	03/20/2024	EUR		2,679	2,587,484
Term Loan B-2(g)	–	03/20/2024	EUR		541	564,858
Beacon Roofing Supply, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.42%	01/02/2025			3	3,103
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Building & Development–(continued)
CRH Europe Distribution (Netherlands)
Term Loan A(g)	–	11/01/2025	EUR	1,202	$ 1,273,630
Term Loan B (3 mo. EURIBOR + 5.00%)	5.00%	11/01/2026	EUR	1,265	1,348,305
DiversiTech Holdings, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)(e)	4.45%	06/03/2024		$ 369	353,590
Forterra Finance LLC, Second Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	10/25/2023		1,132	1,026,325
Gerflor (France), Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	01/22/2027	EUR	2,091	2,236,805
LSF10 Wolverine Investments S.C.A. (Luxembourg), Term Loan C-2(g)	–	09/30/2026	EUR	2,612	2,676,223
Neptune Bidco S.a r.l. (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	02/03/2027	EUR	2,201	2,263,897
Quikrete Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%)	2.67%	11/15/2023		953	909,556
Quimper AB (Sweden)
Second Lien Term Loan (3 mo. EURIBOR + 8.25%) (Acquired 03/04/2019-05/07/2019; Cost $2,027,462)	8.25%	02/13/2027	EUR	1,818	1,796,092
Term Loan B-1 (2 mo. EURIBOR + 4.25%)	4.25%	02/16/2026	EUR	2,756	2,894,335
Re/Max LLC, Term Loan (1 mo. USD LIBOR + 2.75%)(e)	3.50%	12/15/2023		1,420	1,377,125
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)(e)	5.00%	07/24/2024		2,002	1,892,160
					25,565,130
Business Equipment & Services–9.88%
Alorica, Inc.
Delay Draw Term Loan(e)(f)	0.00%	10/02/2020			612	608,573
Delay Draw Term Loan (1 mo. PRIME + 6.50%)(e)	9.75%	10/02/2020			275	274,169
Term Loan B (1 mo. PRIME + 3.25%)(e)	6.50%	10/02/2020			887	882,742
Term Loan B (1 mo. PRIME + 4.75%)	8.00%	06/30/2022			640	464,076
Blackhawk Network Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	7.19%	06/15/2026			385	338,323
Camelia Bidco Ltd. (United Kingdom), Term Loan B-1 (3 mo. GBP LIBOR + 4.75%)	5.48%	10/14/2024	GBP		3,188	3,642,188
Camelot Finance L.P., Term Loan (1 mo. USD LIBOR + 3.00%)	3.17%	10/30/2026			1,066	1,045,955
Cast & Crew Payroll LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	3.93%	02/09/2026			786	720,673
Checkout Holding Corp.
PIK Term Loan, 9.50% PIK Rate, 2.00% Cash Rate(h)	9.50%	08/15/2023			593	133,468
Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	02/15/2023			431	262,717
CRCI Longhorn Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	3.67%	08/08/2025			160	146,787
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	7.43%	08/08/2026			86	74,477
Crossmark Holdings, Inc., Term Loan (3 mo. USD LIBOR + 10.00%)	11.45%	07/26/2023			277	274,474
Dakota Holding Corp.
First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	04/09/2027			2,129	2,095,115
Second Lien Term Loan B (1 mo. USD LIBOR + 8.00%) (Acquired 03/05/2020; Cost $1,230,654)(e)	9.00%	03/06/2028			1,249	1,168,014
Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	03/05/2027	EUR		1,967	2,058,109
Dun & Bradstreet Corp. (The), Term Loan (1 mo. USD LIBOR + 4.00%)	4.17%	02/06/2026			276	269,982
Garda World Security Corp. (Canada), Term Loan (3 mo. USD LIBOR + 4.75%)	4.93%	10/30/2026			286	279,633
GI Revelation Acquisition LLC
First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	5.17%	04/16/2025			763	672,531
Second Lien Term Loan (1 mo. USD LIBOR + 9.00%)	9.17%	04/16/2026			596	500,814
GlobalLogic Holdings, Inc.,Term Loan (1 mo. USD LIBOR + 2.75%)	2.92%	08/01/2025			6	5,682
HNVR Holdco Ltd. (United Kingdom), Term Loan C (6 mo. EURIBOR + 4.50%)	4.50%	09/12/2025	EUR		937	769,532
Holding Socotec (France), Term Loan B-4 (3 mo. EURIBOR + 4.00%)	4.00%	07/29/2024	EUR		2,308	2,259,870
I-Logic Technologies Bidco Ltd. (United Kingdom)
Term Loan (3 mo. EURIBOR + 2.75%)	3.75%	12/21/2024	EUR		1,567	1,660,864
Term Loan (3 mo. USD LIBOR + 3.00%)	3.82%	12/21/2024			83	78,602
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. GBP LIBOR + 5.00%)	5.38%	06/23/2024	GBP		2,995	2,681,414
Inmar, Inc., First Lien Term Loan(g)	–	05/01/2024			438	381,231
Institutional Shareholder Services, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)(e)	5.95%	03/05/2026			1,781	1,647,701
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%) (Acquired 03/04/2019; Cost $1,184,897)(e)	9.57%	03/05/2027			1,218	1,065,643
ION Trading Technologies S.a.r.l. (Luxembourg)
Term Loan (3 mo. EURIBOR + 3.25%)	4.25%	11/21/2024	EUR		4,678	4,950,817
Term Loan (6 mo. USD LIBOR + 4.00%)	5.07%	11/21/2024			232	221,300
KAR Auction Services, Inc., Term Loan B-6 (1 mo. USD LIBOR + 2.25%)	2.44%	09/15/2026			375	359,891
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Karman Buyer Corp.
First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.70%	07/23/2021		$ 1,380	$ 1,249,982
First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	4.70%	07/23/2021		737	666,972
KBR, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	2.92%	02/05/2027		2,396	2,360,285
Learning Care Group (US) No. 2, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	03/13/2025		32	27,264
Monitronics International, Inc.
First Lien Term Loan(1 mo. USD LIBOR + 6.50%)	7.75%	03/29/2024		5,974	4,271,416
Term Loan (1 mo. USD LIBOR + 5.00%)	6.50%	08/30/2024		5,859	5,536,912
Prime Security Services Borrower LLC, Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.27%	09/23/2026		2,511	2,455,572
Red Ventures LLC (New Imagitas, Inc.), Term Loan B-2 (1 mo. USD LIBOR + 2.50%)	2.67%	11/08/2024		302	288,898
SMS Systems Maintenance Services, Inc., First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	6.45%	10/30/2023		2,411	1,892,049
Speedster Bidco GmbH (Germany), Second Lien Term Loan (3 mo. EURIBOR + 6.25%)	6.25%	02/14/2028	EUR	1,041	1,091,425
Spin Holdco, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	4.25%	11/14/2022		6,230	5,978,832
Techem GmbH (Germany), Term Loan B-4 (3 mo. EURIBOR + 2.88%)	2.88%	07/15/2025	EUR	145	157,051
Ventia Deco LLC, Term Loan B (3 mo. USD LIBOR + 3.50%)(e)	4.95%	05/21/2026		1,686	1,644,266
Verra Mobility Corp., Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	3.42%	02/28/2025		406	386,719
Wash MultiFamily Acquisition, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	05/16/2022		286	273,314
West Corp.
Incremental Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	4.95%	10/10/2024		2,116	1,717,356
Term Loan B (3 mo. USD LIBOR + 4.00%)	5.45%	10/10/2024		130	106,737
WEX, Inc., Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	2.42%	05/17/2026		175	167,620
WowMidco S.A.S. (France), Term Loan B (3 mo. GBP LIBOR + 4.75%)	5.49%	08/08/2026	GBP	1,531	1,800,762
					64,068,799
Cable & Satellite Television–2.32%
Atlantic Broadband Finance LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	2.17%	01/03/2025			2,216	2,163,070
Charter Communications Operating LLC, Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	1.93%	04/30/2025			302	297,033
CSC Holdings LLC, Term Loan (1 mo. USD LIBOR + 2.50%)	2.68%	04/15/2027			590	571,629
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (1 mo. USD LIBOR + 4.00%)	4.18%	08/14/2026			192	185,658
Term Loan B-12 (1 mo. USD LIBOR + 3.69%)	3.87%	01/31/2026			2,102	2,017,915
Telenet Financing USD LLC, Term Loan AR (1 mo. USD LIBOR + 2.00%)	2.18%	04/15/2028			113	109,403
UPC Financing Partnership, Term Loan AT (1 mo. USD LIBOR + 2.25%)	2.43%	04/30/2028			1,676	1,623,019
Virgin Media Bristol LLC (United Kingdom), Term Loan N (1 mo. USD LIBOR + 2.50%)	2.68%	01/31/2028			4,068	3,955,935
Ziggo Secured Finance Partnership, Term Loan I (1 mo. USD LIBOR + 2.50%)	2.68%	04/15/2028			3,484	3,341,386
Ziply (Northwest) Fiber, Term Loan B(e)	–	05/21/2027			833	803,514
						15,068,562
Chemicals & Plastics–3.05%
Alpha US Bidco, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	4.45%	01/31/2024			43	41,667
Ascend Performance Materials Operations LLC, Term Loan B (3 mo. USD LIBOR + 5.25%)	6.70%	08/27/2026			4,664	4,459,834
BCPE Max Dutch Bidco B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	10/31/2025	EUR		1,328	1,439,483
Ferro Corp.
Term Loan B-2 (3 mo. USD LIBOR + 2.25%)	3.70%	02/14/2024			168	163,558
Term Loan B-3 (3 mo. USD LIBOR + 2.25%)	3.70%	02/14/2024			165	160,078
H.B. Fuller Co., Term Loan (1 mo. USD LIBOR + 2.00%)	2.17%	10/20/2024			27	26,699
Hexion International Holdings B.V. (Netherlands)
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	06/26/2026	EUR		1,636	1,712,124
Term Loan B (3 mo. USD LIBOR + 3.50%)	4.94%	07/01/2026			442	422,381
Ignition Midco B.V. (Netherlands), Term Loan B (6 mo. EURIBOR + 4.00%)	4.00%	07/02/2025	EUR		470	483,725
Invictus US NewCo LLC
First Lien Term Loan (2 mo. USD LIBOR + 3.00%)	4.78%	03/28/2025			1,219	1,129,147
Second Lien Term Loan (2 mo. USD LIBOR + 6.75%)	8.53%	03/30/2026			598	457,757
KPEX Holdings, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	8.07%	01/31/2026			230	178,442
Term Loan (3 mo. USD LIBOR + 3.25%)	4.70%	01/31/2025			253	225,230
Messer Industries USA, Inc., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	3.95%	03/02/2026			6,106	5,877,176
Natgasoline LLC, Term Loan (3 mo. USD LIBOR + 3.50%)(e)	4.31%	11/14/2025			834	809,055
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
Perstorp Holding AB (Sweden)
Term Loan B (6 mo. EURIBOR + 4.75%)	4.75%	02/26/2026	EUR	902	$ 884,105
Term Loan B (6 mo. USD LIBOR + 4.75%)	5.82%	02/27/2026		$ 504	425,983
PQ Corp.,Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	2.42%	02/07/2027		161	155,852
Tata Chemicals North America, Inc., Term Loan (3 mo. USD LIBOR + 2.75%) (Acquired 08/07/2013; Cost $757,115)(e)	3.75%	08/07/2020		757	734,595
					19,786,891
Clothing & Textiles–1.13%
ABG Intermediate Holdings 2 LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.95%	09/27/2024			217	190,320
International Textile Group, Inc., First Lien Term Loan (3 mo. USD LIBOR + 5.00%)	6.43%	05/01/2024			358	180,581
Kontoor Brands, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)(e)	4.42%	05/17/2026			624	595,468
Mascot Bidco OYJ (Finland), Term Loan B (6 mo. EURIBOR + 4.50%)	4.50%	03/20/2026	EUR		2,392	2,308,769
Tumi, Inc.
Incremental Term Loan B (1 mo. USD LIBOR + 4.50%)	5.50%	04/25/2025			4,150	4,044,934
Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	04/25/2025			46	42,447
						7,362,519
Conglomerates–0.38%
Safe Fleet Holdings LLC
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	02/03/2025			1,987	1,822,483
First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.75%)	4.75%	02/03/2025			431	394,613
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	7.75%	02/02/2026			297	244,609
						2,461,705
Containers & Glass Products–2.90%
Berry Global, Inc., Term Loan W (1 mo. USD LIBOR + 2.00%)	2.22%	10/01/2022			46	46,005
Charter NEX US, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	3.75%	05/16/2024			111	108,461
Consolidated Container Co. LLC
First Lien Term Loan(g)	–	05/22/2024			149	144,348
Term Loan (1 mo. USD LIBOR + 3.00%)	3.17%	06/14/2026			1,013	977,908
Duran Group (Germany)
Term Loan B-2 (6 mo. USD LIBOR + 4.25%)(e)	6.12%	03/21/2024			3,547	3,103,991
Term Loan B-3 (6 mo. EURIBOR + 4.25%)(e)	4.25%	03/21/2024	EUR		6,624	6,405,896
Flex Acquisition Co., Inc.
Incremental Term Loan B (3 mo. USD LIBOR + 3.25%)	4.68%	06/29/2025			52	48,928
Term Loan (3 mo. USD LIBOR + 3.00%)	4.43%	12/29/2023			36	34,453
Fort Dearborn Holding Co., Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	10/19/2023			270	256,342
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	9.52%	10/21/2024			231	208,430
Hoffmaster Group, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 4.00%)	5.45%	11/21/2023			1,891	1,397,800
Keter Group B.V. (Netherlands)
Term Loan B-1 (6 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR		3,802	3,525,197
Term Loan B-3 (6 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR		1,938	1,796,974
Libbey Glass, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	04/09/2021			569	271,849
TricorBraun, Inc., Term Loan (3 mo. USD LIBOR + 3.75%)	5.20%	11/30/2023			533	502,727
						18,829,309
Cosmetics & Toiletries–1.84%
Alphabet Holding Co., Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	3.67%	09/26/2024			2,556	2,450,334
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	7.92%	09/26/2025			1,483	1,282,809
Anastasia Parent LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	5.20%	08/11/2025			564	196,182
Coty, Inc.
Term Loan B (1 mo. USD LIBOR + 2.25%)	2.47%	04/05/2025			4,329	3,868,783
Term Loan B (1 mo. EURIBOR + 2.50%)(g)	—	04/07/2025	EUR		2,143	2,107,266
Rodenstock GmbH (Germany), Term Loan B (3 mo. EURIBOR + 5.25%)	5.25%	06/05/2026	EUR		2,018	2,027,254
						11,932,628
Drugs–1.29%
Endo LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.00%	04/29/2024			1,686	1,583,702
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Drugs–(continued)
Grifols Worldwide Operations USA, Inc., Term Loan B (1 wk. USD LIBOR + 2.00%)	2.09%	11/15/2027		$ 114	$ 111,623
Valeant Pharmaceuticals International, Inc. (Canada)
First Lien Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	2.92%	11/27/2025		4,545	4,449,428
Term Loan (1 mo. USD LIBOR + 3.00%)	3.17%	06/02/2025		2,267	2,228,165
					8,372,918
Ecological Services & Equipment–0.36%
Advanced Disposal Services, Inc., Term Loan (1 wk. USD LIBOR + 2.25%)	3.00%	11/10/2023			101	100,329
EnergySolutions LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	5.20%	05/11/2025			1,117	1,010,351
Patriot Container Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)(e)	4.50%	03/20/2025			301	286,011
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%) (Acquired 03/16/2018; Cost $163,624)(e)	8.75%	03/20/2026			166	138,030
Tunnel Hill Partners L.P., Term Loan (1 mo. USD LIBOR + 3.50%)	3.67%	02/06/2026			570	513,250
WCA Waste Systems, Inc., Term Loan(g)	–	08/11/2023			269	261,861
						2,309,832
Electronics & Electrical–12.81%
Boxer Parent Co., Inc.
Term Loan (1 mo. USD LIBOR + 4.25%)	4.42%	10/02/2025			1,515	1,435,405
Term Loan (3 mo. EURIBOR + 4.75%)	4.75%	10/02/2025	EUR		885	940,434
Brave Parent Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.17%	04/18/2025			1,308	1,264,971
Cision Ltd.
Term Loan (3 mo. EURIBOR + 3.75%)	3.75%	02/01/2027	EUR		2,336	2,450,714
Term Loan (3 mo. USD LIBOR + 3.75%)	5.20%	02/01/2027			1,720	1,601,266
CommScope, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	3.42%	04/06/2026			3,287	3,168,621
Cornerstone OnDemand, Term Loan B (3 mo. USD LIBOR + 4.25%)	5.35%	04/22/2027			1,063	1,050,461
Dell International LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.00%)	2.75%	09/19/2025			158	155,547
Diebold Nixdorf, Inc.
Term Loan A (1 mo. USD LIBOR + 4.75%)	5.00%	04/30/2022			979	913,299
Term Loan A-1 (1 mo. USD LIBOR + 9.25%)	9.44%	08/31/2022			3,328	3,215,067
Term Loan B (1 mo. USD LIBOR + 2.75%)	3.00%	11/06/2023			1,435	1,305,793
Term Loan B (1 mo. EURIBOR + 3.00%)	3.00%	11/06/2023	EUR		5,086	5,080,670
Energizer Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.63%	12/17/2025			1,202	1,178,851
ETA Australia Holdings III Pty. Ltd. (Australia), First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.17%	05/06/2026			1,102	1,058,066
Everest Bidco S.A.S. (France), First Lien Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	07/04/2025	EUR		5,091	5,213,166
Finastra USA, Inc. (United Kingdom), First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	06/13/2024			634	577,584
Hyland Software, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	7.75%	07/07/2025			413	396,094
IGT Holding IV AB (Sweden), Term Loan B (2 mo. EURIBOR + 3.75%)	3.75%	07/29/2024	EUR		1,943	2,052,504
Imperva, Inc.,Second Lien Term Loan(3 mo. USD LIBOR + 7.75%)	8.75%	01/11/2027			924	794,903
ION Corp.
Term Loan (3 mo. EURIBOR + 4.25%)	4.25%	10/02/2025	EUR		4,485	4,738,887
Term Loan (3 mo. USD LIBOR + 4.25%)	5.32%	10/02/2025			380	366,408
MA Finance Co., LLC
Term Loan B-1(g)	–	05/29/2025	EUR		774	833,670
Term Loan B-4(g)	–	05/29/2025			147	143,352
Mavenir Systems, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)(e)	7.00%	05/08/2025			3,387	3,319,396
McAfee LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	3.92%	09/30/2024			89	88,055
MTS Systems, Term Loan B (1 mo. USD LIBOR + 3.25%)(e)	4.00%	07/05/2023			888	870,494
Natel Engineering Co., Inc., Term Loan (1 mo. USD LIBOR + 5.00%)	6.07%	04/29/2026			2,517	1,881,135
NCR Corp., Term Loan B (3 mo. USD LIBOR + 2.50%)(e)	2.68%	08/28/2026			2,953	2,864,337
Neustar, Inc.
Term Loan B-4(3 mo. USD LIBOR + 3.50%)	4.57%	08/08/2024			3,323	2,869,196
Term Loan B-5(3 mo. USD LIBOR + 4.50%)	5.57%	08/08/2024			1,098	960,123
Optiv, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.25%	01/31/2025			632	442,418
Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	02/01/2024			2,967	2,498,361
Plantronics, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	2.67%	07/02/2025			1,167	943,581
Project Accelerate Parent LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.29%	01/02/2025			1,976	1,583,175
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Project Leopard Holdings, Inc.
Incremental Term Loan (3 mo. USD LIBOR + 4.25%)	5.70%	07/07/2023		$ 1,077	$ 1,017,977
Term Loan (3 mo. USD LIBOR + 4.50%)	5.95%	07/07/2023		898	848,448
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.01%	05/16/2025		5,761	5,521,194
Renaissance Holding Corp., Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	7.76%	05/29/2026		395	367,279
Riverbed Technology, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	04/24/2022		5,615	4,892,801
Sandvine Corp.
First Lien Term Loan (1 mo. USD LIBOR + 4.50%)(e)	4.67%	10/31/2025		2,007	1,866,629
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(e)	9.00%	11/02/2026		302	249,196
Science Applications International Corp., Incremental Term Loan B(g)	—	03/30/2027		1,679	1,645,001
SonicWall U.S. Holdings, Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	3.88%	05/16/2025		275	257,397
Sophos (Surf Holdings LLC) (United Kingdom)
Term Loan (3 mo. EURIBOR + 3.50%)	3.50%	01/15/2027	EUR	582	612,159
Term Loan (3 mo. USD LIBOR + 3.50%)	4.81%	03/05/2027		672	645,280
TIBCO Software, Inc., Term Loan B-3 (1 mo. USD LIBOR + 3.75%)	3.93%	06/30/2026		828	799,768
TTM Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)(e)	2.87%	09/28/2024		2,029	1,988,852
Veritas US, Inc., Term Loan (3 mo. EURIBOR + 4.50%)	5.50%	01/27/2023	EUR	2,488	2,626,417
Xperi Corp., Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	4.75%	12/01/2023		1,499	1,497,687
					83,092,089
Equipment Leasing–0.11%
Delos Finance S.a.r.l. (Luxembourg), Term Loan (3 mo. USD LIBOR + 1.75%)	3.20%	10/06/2023			722	693,361
Financial Intermediaries–3.55%
Edelman Financial Center LLC (The), First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	3.17%	07/19/2025			415	397,457
Evergood 4 APS (Denmark), Second Lien Term Loan (3 mo. EURIBOR + 7.00%) (Acquired 09/27/2018; Cost $5,505,179)	8.00%	02/06/2027	EUR		4,631	5,063,534
Everi Payments, Inc., Term Loan B (1 mo. USD LIBOR + 10.50%)(e)	11.50%	05/09/2024			165	167,864
Fiserv Investment Solutions, Inc.,Term Loan(3 mo. USD LIBOR + 4.75%)(e)	5.14%	02/10/2027			693	678,910
GEO Group, Inc. (The), Term Loan (1 mo. USD LIBOR + 2.00%)	2.75%	03/22/2024			110	98,090
LPL Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	11/12/2026			327	316,786
MoneyGram International, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	06/30/2023			5,075	4,504,343
RPI Finance Trust
Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	02/11/2027			1,710	1,678,663
Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	02/11/2027			3,043	2,987,337
SGG Holdings S.A. (Luxembourg), Term Loan B (6 mo. EURIBOR + 3.75%)	3.75%	07/11/2025	EUR		4,836	4,822,857
Stiphout Finance LLC
Second Lien Term Loan (1 mo. EURIBOR + 7.25%)	7.25%	10/26/2023	EUR		1,303	1,290,526
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.25%	10/26/2023			25	18,507
TMF Group Holdco B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 3.25%)	3.25%	06/08/2025	EUR		1,000	1,004,135
						23,029,009
Food Products–2.65%
Arnott’s Biscuits Ltd., Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	12/18/2026			1,243	1,217,376
B&G Foods, Inc., Term Loan B-4 (3 mo. USD LIBOR + 2.50%)	2.67%	09/16/2026			231	228,629
Biscuit International S.A.S. (De Banketgroep Holding International B.V.) (France), First Lien Term Loan(g)	–	02/07/2027	EUR		1,475	1,549,734
CHG PPC Parent LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	2.92%	03/31/2025			653	631,412
CSM Bakery Supplies LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.35%	07/03/2020			2,539	2,297,843
Dole Food Co., Inc., Term Loan B(g)	—	04/06/2024			266	261,081
Froneri International PLC (United Kingdom)
Second Lien Term Loan (3 mo. EURIBOR + 5.75%)	5.75%	01/28/2028	EUR		275	299,618
Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	5.92%	01/29/2028			839	797,304
Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	2.42%	01/29/2027			917	877,721
H-Food Holdings LLC, Term Loan (1 mo. USD LIBOR + 3.69%)	3.86%	05/23/2025			4,139	3,985,721
Hostess Brands LLC, First Lien Term Loan B (3 mo. USD LIBOR + 2.25%)	3.00%	08/03/2025			294	287,404
JBS USA Lux S.A.,Term Loan(g)	—	05/01/2026			292	283,588
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Products–(continued)
Manna Pro Products LLC
Delayed Draw Term Loan (1 mo. USD LIBOR + 6.00%) (Acquired 05/30/2019; Cost $479,996)(e)	7.00%	12/02/2023		$ 98	$ 87,322
Delayed Draw Term Loan(e)(f)	0.00%	12/02/2023		386	345,678
Incremental Term Loan (1 mo. USD LIBOR + 6.00%) (Acquired 02/28/2020; Cost $1,608,847)(e)	7.00%	12/08/2023		1,624	1,453,587
Nomad Foods US LLC (United Kingdom), Term Loan B-4 (1 mo. USD LIBOR + 2.25%)	2.43%	05/15/2024		109	106,779
Shearer’s Foods LLC
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	7.75%	06/30/2022		237	235,103
Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	03/31/2022		2,236	2,220,048
					17,165,948
Food Service–1.94%
Aramark Services, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.92%	01/15/2027			125	119,797
Carlisle FoodService Products, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	03/20/2025			752	651,302
Euro Garages (Netherlands)
Term Loan (3 mo. USD LIBOR + 4.00%)	5.07%	02/06/2025			74	70,287
Term Loan B (3 mo. USD LIBOR + 4.00%)	5.07%	02/06/2025			749	714,321
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	02/07/2025	EUR		4,205	4,435,340
Term Loan B (3 mo. GBP LIBOR + 4.75%)	5.48%	02/07/2025	GBP		3,473	4,061,653
Houston Foods, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	3.92%	07/20/2025			1,397	1,290,267
NPC International, Inc., Second Lien Term Loan(i)	0.00%	04/18/2025			344	9,028
Restaurant Technologies, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 6.50%)	7.95%	10/01/2026			665	574,241
US Foods, Inc.
Incremental Term Loan B (3 mo. USD LIBOR + 2.00%)	3.07%	08/15/2026			315	299,278
Term Loan (1 mo. USD LIBOR + 1.75%)	1.92%	06/27/2023			362	342,426
						12,567,940
Health Care–6.78%
Acadia Healthcare Co., Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.50%)	2.67%	02/11/2022			336	328,299
Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	2.67%	02/16/2023			1,242	1,215,534
AI Sirona (Luxembourg) Acquisition S.a.r.l. (Luxembourg), Term Loan B (6 mo. EURIBOR + 4.00%)	4.00%	07/10/2025	EUR		2,447	2,593,000
athenahealth, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	5.28%	02/11/2026			1,005	972,064
Biogroup-LCD (France), Term Loan B-7 (3 mo. EURIBOR + 3.75%)	3.75%	04/25/2026	EUR		1,642	1,725,034
Dentalcorp Perfect Smile ULC (Canada), Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	06/08/2026			1,060	861,475
Diaverum Holding S.a.r.l. (Sweden), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	06/08/2024	EUR		1,268	1,339,131
EyeCare Partners LLC
Delayed Draw Term Loan(f)	0.00%	02/05/2027			24	21,814
Term Loan B (3 mo. USD LIBOR + 3.75%)	4.82%	02/05/2027			101	93,491
Greatbatch Ltd., Term Loan B (1 mo. USD LIBOR + 2.50%)	3.50%	10/27/2022			151	149,587
HC Group Holdings III, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	4.67%	08/06/2026			954	925,408
IWH UK Midco Ltd. (United Kingdom), Term Loan B (6 mo. EURIBOR + 4.00%)	4.00%	01/31/2025	EUR		7,483	7,767,104
Nemera (Financiere N BidCo) (France), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	01/22/2026	EUR		2,133	2,113,431
Nidda Healthcare Holding AG (Germany), Term Loan F (3 mo. GBP LIBOR + 4.50%)	4.76%	08/21/2026	GBP		1,185	1,383,278
Prophylaxis B.V. (Netherlands), Term Loan B (6 mo. EURIBOR + 4.00%)	4.00%	06/05/2025	EUR		4,277	2,943,292
Sunshine Luxembourg VII S.a.r.l. (Switzerland), Term Loan (3 mo. USD LIBOR + 4.25%)	5.32%	07/23/2026			183	176,287
Surgery Center Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	09/02/2024			6	5,255
Terveys-ja hoivapalvelut Suomi Oy (Finland)
First Lien Term Loan B (6 mo. EURIBOR + 3.75%)	3.75%	08/11/2025	EUR		6,802	7,116,653
Second Lien Term Loan (6 mo. EURIBOR + 7.25%)	7.25%	07/19/2026	EUR		5,109	5,113,830
Unilabs Diagnostics AB (Sweden), Revolver Loan(e)(f)	0.00%	04/01/2021	EUR		6,439	6,594,842
Upstream Newco, Inc., Term Loan (1 mo. USD LIBOR + 4.50%)(e)	4.67%	10/22/2026			590	536,485
						43,975,294
Home Furnishings–1.92%
Hayward Industries, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	3.67%	08/05/2024			459	446,013
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Home Furnishings–(continued)
Hilding Anders AB (Sweden)
PIK Term Loan, 12.00% PIK Rate (Acquired 06/17/2014-11/25/2019; Cost $5,171,689)(e)(h)(i)(j)	12.00%	06/30/2020	EUR	5,440	$ 60,388
Term Loan B (3 mo. EURIBOR + 5.00%)	5.00%	11/29/2024	EUR	8,905	5,708,801
Serta Simmons Bedding LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.64%	11/08/2023		$ 3,229	1,373,711
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	9.02%	11/08/2024		2,205	169,024
SIWF Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	5.32%	06/15/2025		2,027	1,800,236
TGP Holdings III LLC
First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	09/25/2024		2,736	2,471,289
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	9.50%	09/25/2025		526	442,889
					12,472,351
Industrial Equipment–3.75%
Airxcel, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	4.67%	04/28/2025			381	314,555
Alpha AB Bidco B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	07/30/2025	EUR		764	797,198
Altra Industrial Motion Corp., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.17%	06/30/2020			121	116,009
Automate Intermediate Holdings II S.a.r.l. (Norway), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	07/30/2026	EUR		643	689,054
CIRCOR International, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.25%	12/11/2024			352	312,331
Crosby US Acquisition Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)	4.92%	06/27/2026			762	670,773
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	08/29/2023			423	391,092
Engineered Machinery Holdings, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.25%)	5.70%	07/19/2024			235	223,171
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.45%	07/19/2024			1,256	1,191,313
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	8.70%	07/18/2025			1,002	919,062
Gardner Denver, Inc.
Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	1.92%	03/31/2027			1,905	1,815,221
Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.92%	03/01/2027			2,222	2,117,937
Term Loan B-2 (3 mo. EURIBOR + 2.00%)	2.00%	03/01/2027	EUR		673	731,693
Generac Power Systems, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	2.12%	06/01/2020			121	120,150
Hamilton Holdco LLC, Term Loan (3 mo. USD LIBOR + 2.00%)(e)	3.46%	01/02/2027			2,601	2,516,175
Kantar (United Kingdom)
Term Loan B (3 mo. EURIBOR + 5.00%)	5.00%	10/23/2026	EUR		4,800	5,008,684
Term Loan B-1 (3 mo. EURIBOR + 5.00%)	5.00%	12/04/2026	EUR		2,772	2,891,986
New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%) (Acquired 02/26/2018; Cost $659,944)(e)	5.45%	03/08/2025			662	480,210
North American Lifting Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	5.95%	11/27/2020			2,186	1,577,124
Robertshaw US Holding Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	02/28/2025			431	347,585
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(e)	9.00%	02/28/2026			613	312,644
S2P Acquisiton Borrower, Inc., First Lien Term Loan(g)	–	08/14/2026			264	250,106
Terex Corp., Term Loan (1 mo. USD LIBOR + 2.75%)(e)	3.50%	01/31/2024			521	508,318
						24,302,391
Insurance–0.61%
Andromeda Investissement S.A. (France), Term Loan B-3 (6 mo. EURIBOR + 4.25%)	4.25%	06/12/2026	EUR		2,875	3,137,729
FrontDoor, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	2.69%	08/16/2025			373	361,831
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.42%	12/31/2025			496	469,740
						3,969,300
Leisure Goods, Activities & Movies–8.76%
Alpha Topco Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 2.50%)	3.50%	02/01/2024			5,462	5,196,034
Ancestry.com Operations, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)(e)	4.75%	10/19/2023			3,473	3,360,211
Banijay Entertainment S.A.S. (France), Term Loan B(g)	–	06/06/2025	EUR		882	938,729
Callaway Golf Co., Term Loan (1 mo. USD LIBOR + 4.50%)	4.68%	01/02/2026			613	606,428
Crown Finance US, Inc.
Term Loan (3 mo. USD LIBOR + 2.25%)	3.32%	02/28/2025			718	541,343
Term Loan (3 mo. USD LIBOR + 2.50%)	3.57%	09/20/2026			2,295	1,755,947
Term Loan(g)	–	02/28/2027			10,937	6,890,276
CWGS Group LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	4.12%	11/08/2023			979	885,349
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Leisure Goods, Activities & Movies–(continued)
Dorna Sports S.L. (Spain)
Term Loan B-2 (6 mo. USD LIBOR + 3.00%)	4.92%	04/12/2024		$ 1,762	$ 1,633,998
Term Loan B-2(g)	–	05/03/2024	EUR	704	733,832
Invictus Media S.L.U. (Spain)
Term Loan A-1 (3 mo. EURIBOR + 4.25%)	4.25%	06/28/2024	EUR	2,920	2,828,389
Term Loan A-2 (3 mo. EURIBOR + 4.25%)	4.25%	06/28/2024	EUR	712	689,852
Term Loan B-1 (6 mo. EURIBOR + 4.75%)	4.75%	06/26/2025	EUR	2,050	1,962,506
Term Loan B-2 (6 mo. EURIBOR + 4.75%)	4.75%	06/26/2025	EUR	1,232	1,179,048
Markermeer Finance B.V., Term Loan B (6 mo. EURIBOR + 3.50%)	3.50%	01/24/2027	EUR	2,921	3,026,615
Merlin Entertainments PLC (United Kingdom), Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	4.32%	10/16/2026		0	5
Parques Reunidos (Spain)
Incremental Term Loan B-2(g)	–	09/27/2026	EUR	3,376	$3,602,707
Term Loan B-1(g)	–	09/27/2026	EUR	1,442	$1,384,522
SeaWorld Parks & Entertainment, Inc., Term Loan B-5(g)	–	04/01/2024		568	527,510
USF S&H TopCo LLC
Delayed Draw Term Loan (3 mo. USD LIBOR + 5.50%) (Acquired 12/02/2019; Cost $3,317,967)(e)	6.50%	11/26/2024		510	382,481
Delayed Draw Term Loan(e)(f)	0.00%	11/26/2024		2,823	2,117,256
Revolver Loan (3 mo. USD LIBOR + 5.50%) (Acquired 12/02/2019; Cost $1,096,391)(e)	7.41%	11/26/2024		1,056	791,887
Revolver Loan(e)(f)	0.00%	11/26/2024		56	41,678
Term Loan A (Acquired 12/02/2019; Cost $19,517,386)(e)	–	11/26/2024		19,789	14,841,943
Vue International Bidco PLC (United Kingdom)
Term Loan B-1 (3 mo. EURIBOR + 4.25%)	4.25%	06/21/2026	EUR	673	631,444
Term Loan B-2(g)	–	07/03/2026	EUR	328	307,499
					56,857,489
Lodging & Casinos–3.85%
Aimbridge Acquisition Co., Inc., Term Loan (3 mo. USD LIBOR + 3.75%)	5.02%	02/01/2026			1,357	1,156,638
AMCP Clean Acquisition Co. LLC
Delayed Draw Term Loan (3 mo. USD LIBOR + 4.25%)(e)	5.32%	06/16/2025			158	80,627
Term Loan (3 mo. USD LIBOR + 4.25%)(e)	5.32%	06/16/2025			653	333,218
Aristocrat Technologies, Inc. (Australia), Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/19/2024			1,530	1,525,926
B&B Hotels S.A.S. (France)
Second Lien Term Loan B (6 mo. EURIBOR + 8.50%)	8.50%	07/31/2027	EUR		1,511	1,076,609
Term Loan B-3-A (6 mo. EURIBOR + 3.88%)	3.88%	07/31/2026	EUR		4,742	4,408,469
Caesars Entertainment Operating Co. LLC, Term Loan B (3 mo. USD LIBOR + 2.00%)	2.17%	10/06/2024			135	132,243
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	2.92%	12/23/2024			9,531	8,663,998
CityCenter Holdings LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	3.00%	04/18/2024			1,195	1,127,381
Station Casinos LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	2.50%	02/08/2027			561	530,744
Tackle Group S.a.r.l. (Luxembourg)
Incremental Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	08/14/2024	EUR		3,671	3,990,189
Revolver Loan(e)(f)	0.00%	06/08/2022	EUR		741	779,300
Twin River Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	2.92%	05/10/2026			1,318	1,172,449
						24,977,791
Nonferrous Metals & Minerals–1.15%
American Rock Salt Co. LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	03/21/2025			1,111	1,082,346
Covia Holdings Corp., Term Loan (3 mo. USD LIBOR + 4.00%)	5.39%	06/01/2025			2,952	1,826,879
Form Technologies LLC
First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	4.70%	01/28/2022			3,012	2,062,897
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	9.95%	01/30/2023			547	290,127
Kissner Group, Term Loan B (3 mo. USD LIBOR + 4.50%)	5.50%	03/01/2027			1,638	1,580,636
U.S. Silica Co., Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	05/01/2025			805	594,922
						7,437,807
Oil & Gas–6.42%
BCP Raptor LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	06/24/2024			1,273	898,954
Blackstone CQP Holdco, Term Loan (3 mo. USD LIBOR + 3.50%)	4.62%	09/30/2024			6,465	6,211,348
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Oil & Gas–(continued)
Brazos Delaware II LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	4.17%	05/21/2025		$ 1,940	$ 1,126,768
California Resources Corp.
Term Loan(3 mo. USD LIBOR + 10.38%)	11.38%	12/31/2021		2,360	158,460
Term Loan(3 mo. USD LIBOR + 4.75%)	5.75%	12/31/2022		2,802	782,144
Centurion Pipeline Co. LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.42%	09/29/2025		666	616,994
Crestwood Holdings LLC, Term Loan (1 mo. USD LIBOR + 7.50%)	7.68%	03/06/2023		3,196	1,845,598
Encino Acquisition Partners Holdings LLC, Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.75%	10/29/2025		1,978	1,250,360
Fieldwood Energy LLC
First Lien Term Loan(i)(j)	0.00%	04/11/2022		4,543	665,135
Second Lien Term Loan(i)(j)	0.00%	04/11/2023		4,939	129,822
Glass Mountain Pipeline Holdings LLC, Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	12/23/2024		1,340	583,798
Gulf Finance LLC, Term Loan B (1 mo. USD LIBOR + 5.25%)	6.25%	08/25/2023		449	265,271
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%)	7.71%	07/02/2023		1,504	706,638
Lucid Energy Group II Borrower LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	02/17/2025		1,131	847,804
McDermott Technology (Americas), Inc.
DIP LOC(f)	0.00%	10/23/2020		4,083	3,950,585
DIP Term Loan (3 mo. USD LIBOR + 9.00%)	10.00%	10/21/2020		3,521	3,430,035
DIP Term Loan (3 mo. USD LIBOR + 9.00%)	10.04%	10/23/2020		6,244	6,083,030
Term Loan (3 mo. PRIME + 6.00%)(j)	9.25%	05/09/2025		5,440	1,946,264
Moda Ingleside Energy Center LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.65%	09/29/2025		186	174,502
Navitas Midstream Midland Basin LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	12/13/2024		2,379	1,984,602
Osum Production Corp. (Canada), Term Loan (3 mo. USD LIBOR + 7.50%) (Acquired 06/19/2019-06/28/2019; Cost $1,794,767)(e)	8.95%	07/31/2022		1,892	1,466,319
Paragon Offshore Finance Co. (Cayman Islands), Term Loan (Acquired 07/11/2014; Cost $9,294)(e)(i)(j)	0.00%	07/16/2021		9	0
Petroleum GEO-Services ASA, Term Loan (3 mo. USD LIBOR + 7.00%)	8.46%	03/19/2024		4,074	2,193,190
Prairie ECI Acquiror L.P., Term Loan (3 mo. USD LIBOR + 4.75%)	6.20%	03/11/2026		2,052	1,864,528
Seadrill Operating L.P., Term Loan (3 mo. USD LIBOR + 6.00%)	7.45%	02/21/2021		11,902	2,082,914
Southcross Energy Partners L.P.
Revolver Loan(e)(f)	0.00%	01/31/2025		78	77,905
Term Loan (1 mo. USD LIBOR + 9.00%) (Acquired 01/31/2020; Cost $90,761)(e)	10.00%	01/31/2025		91	91,215
Tribune Resources, Inc., Term Loan (1 mo. USD LIBOR + 6.50%)	7.50%	03/30/2023		209	183,561
					41,617,744
Publishing–2.45%
Adtalem Global Education, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.17%	04/11/2025			890	834,796
Cengage Learning, Inc., Term Loan B (3 mo. USD LIBOR + 4.25%)	5.25%	06/07/2023			5,539	4,524,143
Clear Channel Worldwide Holdings, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	4.26%	08/15/2026			4,221	3,942,590
Nielsen Finance LLC
Term Loan B-3(g)	–	06/30/2025	EUR		2,522	2,785,971
Term Loan B-5(g)	–	06/30/2025			2,670	2,667,474
ProQuest LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	3.67%	10/17/2026			1,186	1,151,046
						15,906,020
Radio & Television–0.40%
Diamond Sports Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	3.42%	08/24/2026			104	90,094
Gray Television, Inc., Term Loan C (3 mo. USD LIBOR + 2.50%)	2.83%	01/02/2026			1,126	1,101,542
Mission Broadcasting, Inc., Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	2.62%	01/17/2024			173	167,592
Nexstar Broadcasting, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	2.42%	01/17/2024			674	650,884
Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	3.12%	09/18/2026			33	31,594
Sinclair Television Group, Inc., Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	2.69%	09/30/2026			549	536,308
						2,578,014
Retailers (except Food & Drug)–1.59%
Claire’s Stores, Inc., Term Loan B (3 mo. USD LIBOR + 6.50%)	8.42%	12/18/2026			325	252,331
Petco Animal Supplies, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	01/26/2023			5,316	3,730,076
PetSmart, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	03/11/2022			6,454	6,356,265
						10,338,672
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Surface Transport–2.86%
Commercial Barge Line Co.
DIP Term Loan (1 mo. USD LIBOR + 7.00%) (Acquired 02/05/2020; Cost $407,329)(e)	9.00%	06/01/2020		$ 412	$ 409,729
First Lien Term Loan(g)	–	11/12/2020		8,106	2,624,441
Kenan Advantage Group, Inc. (The)
Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	07/29/2022		64	58,710
Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	07/29/2022		2,806	2,567,725
Odyssey Logistics & Technology Corp., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.07%	10/12/2024		18	15,471
PODS LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	3.75%	12/06/2024		289	284,473
U.S. Shipping Corp., Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	5.25%	06/26/2021		1,892	1,565,448
XPO Logistics, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	2.68%	02/24/2025		824	809,422
Zeus Bidco Ltd. (United Kingdom), PIK Term Loan, 8.79% PIK Rate, 7.84% Cash Rate(h)	8.79%	03/29/2024	GBP	10,552	10,196,899
					18,532,318
Telecommunications–5.12%
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.42%	03/15/2027		2,348	2,261,329
Colorado Buyer, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	05/01/2024		2,091	1,578,881
Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	05/01/2024		23	17,441
Consolidated Communications, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	10/05/2023		2,434	2,342,824
Frontier Communications Corp., Term Loan B-1 (1 mo. USD LIBOR + 3.75%)(j)	5.21%	06/15/2024		416	410,658
GCI Holdings, Inc.,Term Loan B (1 mo. USD LIBOR + 2.25%)	2.42%	02/02/2022		1,149	1,115,392
Inmarsat Finance PLC (United Kingdom), Term Loan B (1 mo. USD LIBOR + 4.50%)	5.50%	12/11/2026		2,628	2,470,019
Intelsat Jackson Holdings S.A. (Luxembourg), Term Loan B-5(j)	8.63%	01/02/2024		1,878	1,897,211
Midcontinent Communications, Term Loan (1 mo. USD LIBOR + 1.75%)	1.92%	08/15/2026		122	119,653
MLN US HoldCo LLC
First Lien Term Loan B (1 mo. USD LIBOR + 4.50%)	4.83%	11/30/2025		3,717	2,851,867
Second Lien Term Loan B (3 mo. USD LIBOR + 8.75%)	9.08%	11/30/2026		1,959	663,676
MTN Infrastructure TopCo, Inc., Incremental Term Loan(g)	–	11/17/2024		1,290	1,259,572
Syniverse Holdings, Inc., Term Loan C (3 mo. USD LIBOR + 5.00%)	6.87%	03/09/2023		2,388	1,522,504
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.93%	12/07/2026		10,425	10,094,630
U.S. TelePacific Corp., Term Loan (3 mo. USD LIBOR + 5.00%)	7.07%	05/02/2023		1,801	1,421,518
Windstream Services LLC, DIP Term Loan (1 mo. USD LIBOR + 2.50%)	2.68%	02/26/2021		2,351	2,327,247
xPlornet Communications, Inc. (Canada)(g)	–	05/29/2027		851	808,325
Zayo Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.17%	02/20/2027		41	39,771
					33,202,518
Utilities–5.12%
AI Alpine US Bidco, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.96%	10/25/2025		143	123,553
APLP Holdings L.P. (Canada), Term Loan B (1 mo. USD LIBOR + 2.50%)	3.50%	04/19/2025		192	187,657
Aria Energy Operating LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	05/27/2022		728	680,410
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	08/01/2025		777	761,782
Calpine Construction Finance Co. L.P., Term Loan (1 mo. USD LIBOR + 2.00%)	2.17%	01/15/2025		121	118,076
Calpine Corp.
Term Loan (1 mo. USD LIBOR + 2.25%)	2.43%	01/15/2024		2,604	2,558,885
Term Loan (1 mo. USD LIBOR + 2.25%)	2.43%	04/05/2026		4,923	4,807,228
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/02/2025		3,737	3,697,476
Granite Acquisition, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 3.50%)	4.95%	12/17/2021		481	474,471
Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.20%	10/31/2026		6,236	6,028,077
Heritage Power LLC, Term Loan (3 mo. USD LIBOR + 6.00%)	7.77%	07/30/2026		3,280	2,919,600
Invenergy Thermal Operating I LLC, Term Loan (1 mo. USD LIBOR + 3.00%)(e)	3.17%	08/28/2025		127	125,939
Lightstone Holdco LLC
Term Loan B (3 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024		4,614	3,777,137
Term Loan C (3 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024		260	213,037
Nautilus Power LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	05/16/2024		2,769	2,641,504
Pacific Gas and Electric Co., DIP Term Loan (1 mo. USD LIBOR + 2.25%)	2.44%	12/31/2020		1,966	1,962,609
Pike Corp., Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	07/24/2026		427	420,429
PowerTeam Services LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.70%	03/06/2025		743	707,649
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Utilities–(continued)
Revere Power LLC
Term Loan B (1 mo. USD LIBOR + 4.25%)	4.42%	03/27/2026	$ 773	$ 644,046
Term Loan C (1 mo. USD LIBOR + 4.25%)	4.42%	03/27/2026	81	67,248
Southeast PowerGen LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.50%	12/02/2021	334	311,848
				33,228,661
Total Variable Rate Senior Loan Interests (Cost $869,335,463)					748,918,071
U.S. Dollar Denominated Bonds & Notes–10.70%
Aerospace & Defense–0.96%
TransDigm, Inc.(k)	8.00%	12/15/2025		2,095	2,273,075
TransDigm, Inc.(k)	6.25%	03/15/2026		3,844	3,939,485
					6,212,560
Air Transport–0.53%
Delta Air Lines, Inc.(k)	7.00%	05/01/2025		1,975	2,043,366
Mesa Airlines, Inc., Class B(e)	5.75%	07/15/2025		2,075	1,365,238
					3,408,604
Automotive–0.23%
Allison Transmission, Inc.(k)	5.88%	06/01/2029		929	940,989
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.(k)	6.25%	05/15/2026		553	563,971
					1,504,960
Building & Development–0.20%
American Builders & Contractors Supply Co., Inc.(k)	4.00%	01/15/2028		954	960,979
Beacon Roofing Supply, Inc.(k)	4.50%	11/15/2026		335	328,824
					1,289,803
Business Equipment & Services–0.17%
ADT Security Corp. (The)	3.50%	07/15/2022		315	318,501
Dun & Bradstreet Corp. (The)(k)	6.88%	08/15/2026		519	564,332
Prime Security Services Borrower LLC/Prime Finance, Inc.(k)	5.75%	04/15/2026		243	250,859
					1,133,692
Cable & Satellite Television–1.86%
Altice Financing S.A. (Luxembourg)(k)	5.00%	01/15/2028		360	364,163
Altice Financing S.A. (Luxembourg)(k)	7.50%	05/15/2026		1,944	2,051,280
Altice France S.A. (France)(k)	5.50%	01/15/2028		141	145,256
CSC Holdings LLC(k)	5.75%	01/15/2030		342	361,345
CSC Holdings LLC(k)	5.50%	05/15/2026		5,790	6,065,634
CSC Holdings LLC(k)	6.50%	02/01/2029		324	358,443
Virgin Media Secured Finance PLC (United Kingdom)(k)	5.50%	08/15/2026		2,252	2,354,252
Ziggo B.V. (Netherlands)(k)	5.50%	01/15/2027		347	365,788
					12,066,161
Containers & Glass Products–0.66%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(k)	4.13%	08/15/2026		2,078	2,090,042
Berry Global, Inc.(k)	4.88%	07/15/2026		1,066	1,116,806
Mauser Packaging Solutions Holding Co.(k)	5.50%	04/15/2024		443	441,057
Reynolds Group Issuer, Inc./LLC (1 mo. USD LIBOR + 3.50%)(k)(l)	4.72%	07/15/2021		316	314,519
Reynolds Group Issuer, Inc./LLC(k)	5.13%	07/15/2023		331	336,000
					4,298,424
Drugs–0.03%
Catalent Pharma Solutions, Inc.(k)	5.00%	07/15/2027		197	202,381
Electronics & Electrical–3.43%
CommScope, Inc.(k)	5.50%	03/01/2024		302	311,379
CommScope, Inc.(k)	8.25%	03/01/2027		873	912,123
CommScope, Inc.(k)	6.00%	03/01/2026		3,980	4,194,542
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Electronics & Electrical–(continued)
Dell International LLC/EMC Corp.(k)	6.10%	07/15/2027	$ 966	$ 1,088,117
Dell International LLC/EMC Corp.(k)	6.20%	07/15/2030	2,044	2,336,142
Dell International LLC/EMC Corp.(k)	5.85%	07/15/2025	1,288	1,443,515
Dell International LLC/EMC Corp.(k)	4.90%	10/01/2026	3,637	3,935,371
Dell International LLC/EMC Corp.(k)	5.30%	10/01/2029	6,742	7,340,406
Riverbed Technology, Inc.(k)	8.88%	03/01/2023	1,146	687,600
				22,249,195
Food Service–0.33%
eG Global Finance PLC (United Kingdom)(k)	6.75%	02/07/2025		1,592	1,615,713
New Red Finance, Inc. (Canada)(k)	5.75%	04/15/2025		491	522,768
					2,138,481
Industrial Equipment–0.65%
F-Brasile S.p.A./F-Brasile US LLC, Series XR (Italy)(k)	7.38%	08/15/2026		5,735	4,229,562
Leisure Goods, Activities & Movies–0.16%
AMC Entertainment, Inc.(k)	10.50%	04/15/2025		703	622,155
Seaworld Parks & Entertainment, Inc.(k)	8.75%	05/01/2025		394	404,835
					1,026,990
Lodging & Casinos–0.35%
ESH Hospitality, Inc.(k)	5.25%	05/01/2025		834	813,238
ESH Hospitality, Inc.(k)	4.63%	10/01/2027		1,546	1,466,481
					2,279,719
Oil & Gas–0.00%
Pacific Drilling S.A. (Luxembourg)(k)	8.38%	10/01/2023		79	18,021
Radio & Television–0.53%
Diamond Sports Group LLC/Diamond Sports Finance Co.(k)	5.38%	08/15/2026		88	70,166
iHeartCommunications, Inc.	6.38%	05/01/2026		858	898,805
iHeartCommunications, Inc.	8.38%	05/01/2027		2,015	1,888,942
iHeartCommunications, Inc.(k)	4.75%	01/15/2028		358	344,322
Nexstar Broadcasting, Inc.(k)	5.63%	07/15/2027		215	220,873
					3,423,108
Telecommunications–0.37%
CenturyLink, Inc.(k)	4.00%	02/15/2027		1,852	1,852,602
Goodman Networks, Inc.	8.00%	05/11/2022		1,607	578,579
Windstream Services LLC/Windstream Finance Corp.(j)(k)	9.00%	06/30/2025		14	840
					2,432,021
Utilities–0.24%
Calpine Corp.(k)	4.50%	02/15/2028		305	307,002
Calpine Corp.(k)	5.25%	06/01/2026		673	698,853
Vistra Operations Co. LLC(k)	4.30%	07/15/2029		194	200,848
Vistra Operations Co. LLC(k)	3.55%	07/15/2024		315	322,465
					1,529,168
Total U.S. Dollar Denominated Bonds & Notes (Cost $74,050,578)					69,442,850
			Shares
Common Stocks & Other Equity Interests–9.89%(m)
Aerospace & Defense–0.54%
IAP Worldwide Services, Inc.(e)(n)				221	3,499,305
Automotive–0.04%
ThermaSys Corp.(n)				980,474	220,607
Transtar Holding Co., Class A(n)				2,348,384	19,961
					240,568
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Shares	Value
Building & Development–0.03%
Five Point Holdings LLC, Class A(n)	37,531	$ 188,030
Lake at Las Vegas Joint Venture LLC, Class A(e)(n)	2,338	0
Lake at Las Vegas Joint Venture LLC, Class B(e)(n)	28	0
		188,030
Business Equipment & Services–0.05%
Checkout Holding Corp.(n)	8,573	6,430
Crossmark Holdings, Inc.(n)	5,101	299,705
Crossmark Holdings, Inc., Wts., expiring 07/26/2024(e)(n)	610	0
		306,135
Conglomerates–0.00%
Euramax International, Inc.(e)(n)	1,870	0
Drugs–0.01%
Envigo RMS Holding Corp., Class B(e)(n)	12,126	69,361
Financial Intermediaries–0.04%
RJO Holdings Corp.(e)(n)	2,144	156,516
RJO Holdings Corp., Class A(e)(n)	1,142	83,387
RJO Holdings Corp., Class B(e)(n)	3,334	33
		239,936
Health Care–0.00%
New Millennium Holdco(n)	148,019	7,475
Lodging & Casinos–0.49%
Caesars Entertainment Corp.(n)	33,147	377,544
Twin River Worldwide Holdings, Inc.(n)	134,154	2,805,160
		3,182,704
Oil & Gas–0.31%
AF Global, Inc.(n)	409	12,270
Fieldwood Energy LLC(n)	36,438	3,644
Fieldwood Energy LLC(n)	9,210	921
HGIM Corp.(n)	3,536	28,288
HGIM Corp., Wts. expiring 07/02/2043(n)	15,803	126,424
NexTier Oilfield Solutions, Inc.(n)	46,442	134,682
Paragon Offshore Finance Co., Class A(n)	2,560	768
Paragon Offshore Finance Co., Class B(n)	1,280	8,960
Samson Investment Co., Class A(n)	163,748	1,064,362
Southcross Energy Partners L.P.(n)	45,571	5,924
Transocean Ltd.(n)	232,965	309,844
Tribune Resources, Inc.(n)	376,237	329,207
Tribune Resources, Inc., Wts., expiring 04/03/2023(n)	97,410	2,922
		2,028,216
Publishing–2.36%
Affiliated Media, Inc., Class B(e)(n)	87,369	3,057,908
Clear Channel Worldwide Holdings, Inc.(n)	466,987	451,016
Merrill Communications LLC, Class A(e)(n)	602,134	11,741,613
Tribune Publishing Co.	6,064	57,608
		15,308,145
Radio & Television–0.26%
iHeartCommunications, Inc., Class A(n)	26,606	231,472
iHeartCommunications, Inc., Class B(n)	42	273
iHeartCommunications, Inc., Wts., expiring 05/01/2039(n)	171,667	1,426,982
		1,658,727
Retailers (except Food & Drug)–0.42%
Claire’s Stores, Inc.	1	152,250
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

			Shares		Value
Retailers (except Food & Drug)–(continued)
Fullbeauty Brands Holdings Corp.(n)				2,065	$ 5,163
Payless, Inc.(e)(n)				79,627	39,813
Payless, Inc., Class A(e)(n)				79,080	791
Toys ’R’ Us-Delaware, Inc.(n)				14	364
Toys ’R’ Us-Delaware, Inc.(n)				14	37,810
Vivarte S.A.S.(e)(n)				1,181,133	2,520,229
					2,756,420
Surface Transport–4.45%
Nobina Europe AB(k)(n)(o)				4,969,706	28,876,621
Telecommunications–0.00%
Goodman Networks, Inc.(e)(n)				101,108	0
Utilities–0.89%
Bicent Power LLC, Series A, Wts. expiring 08/21/2022(e)(n)				2,024	0
Bicent Power LLC, Series B, Wts. expiring 08/21/2022(e)(n)				3,283	0
Vistra Energy Corp.				253,146	5,174,304
Vistra Operations Co. LLC(n)				608,256	167,271
Vistra Operations Co. LLC, Rts. expiring 12/31/2046(n)				412,446	443,379
					5,784,954
Total Common Stocks & Other Equity Interests (Cost $77,495,853)					64,146,597
	Interest Rate	Maturity Date	Principal Amount (000)(a)
Non-U.S. Dollar Denominated Bonds & Notes–7.48%(p)
Automotive–1.05%
Tenneco, Inc. (3 mo. EURIBOR + 4.88%)(k)(l)	4.88%	04/15/2024	EUR	7,703	6,796,111
Building & Development–0.73%
Haya Finance 2017 S.A. (Spain)(k)	5.25%	11/15/2022	EUR	1,336	1,167,884
Haya Finance 2017 S.A. (Spain) (3 mo. EURIBOR + 5.13%)(k)(l)	5.13%	11/15/2022	EUR	4,086	3,560,498
					4,728,382
Cable & Satellite Television–0.86%
Altice Financing S.A. (Luxembourg)(k)	3.00%	01/15/2028	EUR	5,194	5,446,585
Virgin Media Finance PLC (United Kingdom)	5.13%	02/15/2022	GBP	100	121,026
					5,567,611
Financial Intermediaries–4.01%
AnaCap Financial Europe S.A. SICAV-RAIF (United Kingdom) (3 mo. EURIBOR + 5.00%)(k)(l)	5.00%	08/01/2024	EUR	4,277	3,679,081
Cabot Financial Luxembourg II S.A. (Luxembourg) (3 mo. EURIBOR + 6.38%)(k)(l)	6.38%	06/14/2024	EUR	3,000	3,223,919
Garfunkelux Holdco 3 S.A. (Luxembourg)	8.50%	11/01/2022	GBP	2,000	2,247,215
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 4.50%)(k)(l)	4.50%	09/01/2023	EUR	6,999	6,567,356
Newday Bondco PLC (United Kingdom) (3 mo. GBP LIBOR + 6.50%)(k)(l)	7.05%	02/01/2023	GBP	836	781,520
Newday Bondco PLC (United Kingdom)(k)	7.38%	02/01/2024	GBP	9,994	9,503,099
					26,002,190
Home Furnishings–0.26%
Shop Direct Funding PLC (United Kingdom)(k)	7.75%	11/15/2022	GBP	1,500	1,704,670
Lodging & Casinos–0.57%
TVL Finance PLC (United Kingdom) (3 mo. GBP LIBOR + 5.38%)(k)(l)	6.04%	07/15/2025	GBP	4,202	3,710,469
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $59,376,090)					48,509,433
Asset-Backed Securities–4.48%
Structured Products–4.48%
Adagio V CLO DAC, Series V-X, Class E-R (Ireland) (3 mo. EURIBOR + 5.15%)(k)(l)	5.15%	10/15/2031	EUR	263	226,757
Avoca CLO XVII DAC, Series 17A, Class E-R (United Kingdom) (3 mo. EURIBOR + 6.38%)(k)(l)	6.38%	10/15/2032	EUR	1,903	1,721,815
Avoca CLO XX DAC, Class E (Ireland) (3 mo. EURIBOR + 5.75%)(k)(l)	5.75%	07/15/2032	EUR	606	542,761
Avoca CLO XXI DAC, Series 21A, Class E (Ireland) (3 mo. EURIBOR + 5.10%)(k)(l)	5.10%	04/15/2033	EUR	2,000	1,783,460
Blackrock European CLO IX DAC, Class E (United Kingdom) (3 mo. EURIBOR + 6.32%)(k)(l)	6.32%	12/15/2032	EUR	2,000	1,870,450
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Structured Products–(continued)
Cadogan Square CLO XIII DAC, Series 13X, Class E (United Kingdom) (3 mo. EURIBOR + 5.75%)(k)(l)	5.75%	01/15/2032	EUR	515	$ 468,695
Clontarf Park CLO DAC, Series 2017-1A, Class D (Ireland) (3 mo. EURIBOR + 5.10%)(k)(l)	5.10%	08/05/2030	EUR	4,988	4,576,054
CVC Cordatus Loan Fund XIV DAC CLO, Class E (United Kingdom) (3 mo. EURIBOR + 5.90%)(k)(l)	5.90%	05/22/2032	EUR	2,225	2,058,657
Diamond CLO Ltd., Series 2019-1A, Class C (Cayman Islands) (3 mo. USD LIBOR + 3.60%)(k)(l)	4.59%	04/25/2029		$ 1,921	1,689,582
Elm Park CLO DAC, Series 1X, Class D (3 mo. EURIBOR + 5.25%)(k)(l)	5.25%	04/16/2029	EUR	3,000	2,881,592
FS KKR Capital Corp., Series 2019-1A, Class A2 (3 mo. USD LIBOR + 2.50%)(k)(l)	3.72%	07/15/2030		2,044	1,884,539
Holland Park CLO DAC, Class D (Ireland) (3 mo. EURIBOR + 7.03%)(k)(l)	7.03%	11/14/2032	EUR	1,500	1,431,068
NewStar Berkeley Fund CLO LLC, Series 2016-1A, Class DR (Cayman Islands) (3 mo. USD LIBOR + 4.75%)(k)(l)	5.74%	10/25/2028		1,694	1,694,009
OCP Euro CLO, Series 2017-2, Class E (Ireland) (3 mo. EURIBOR + 5.00%)(k)(l)	5.00%	01/15/2032	EUR	1,405	1,300,530
Octagon Investment Partners XIX Ltd., Series 2014-1A, Class E (Cayman Islands) (3 mo. USD LIBOR + 4.85%)(k)(l)	6.07%	04/15/2026		1,639	1,286,230
Palmerston Park CLO DAC, Series 2017, Class D (Ireland) (3 mo. EURIBOR + 5.37%)(k)(l)	5.37%	04/18/2030	EUR	4,000	3,638,380
Total Asset-Backed Securities (Cost $34,812,937)					29,054,579
			Shares
Preferred Stocks–0.11%(m)
Automotive–0.02%
ThermaSys Corp., Series A				208,860	151,424
Financial Intermediaries–0.04%
RJO Holdings Corp., Series A-2(e)				649	259,560
Oil & Gas–0.05%
Southcross Energy Partners L.P., Series A				285,537	199,876
Southcross Energy Partners L.P., Series B				83,098	114,260
					314,136
Telecommunications–0.00%
Goodman Networks, Inc., Series A-1(e)				120,295	0
Total Preferred Stocks (Cost $505,152)					725,120

Money Market Funds–2.24%
Invesco Government & Agency Portfolio,Institutional Class, 0.11%(o)(q)				9,037,367	9,037,367
Invesco Treasury Portfolio,Institutional Class, 0.08%(o)(q)				5,485,335	5,485,335
Total Money Market Funds (Cost $14,522,702)					14,522,702
TOTAL INVESTMENTS IN SECURITIES–150.34% (Cost $1,130,098,775)					975,319,352
BORROWINGS–(28.52)%					(185,000,000)
VARIABLE RATE DEMAND PREFERRED SHARES–(19.27)%					(125,000,000)
OTHER ASSETS LESS LIABILITIES–(2.55)%					(16,583,013)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$648,736,339
Investment Abbreviations:
CLO	– Collateralized Loan Obligation
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
PIK	– Pay-in-Kind
Rts.	– Rights
USD	– U.S. Dollar
Wts.	– Warrants
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

Notes to Consolidated Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(c)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the "1933 Act") and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(d)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(g)	This variable rate interest will settle after May 31, 2020, at which time the interest rate will be determined.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2020 was $864,373, which represented less than 1% of the Fund’s Net Assets.
(j)	The borrower has filed for protection in federal bankruptcy court.
(k)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $168,465,178, which represented 25.97% of the Fund’s Net Assets.
(l)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2020.
(m)	Securities acquired through the restructuring of senior loans.
(n)	Non-income producing security.
(o)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2020.

	Value February 29, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$37,579,511	$96,139,146	$(124,681,290)	$-	$-	$9,037,367	$30,421
Invesco Treasury Portfolio, Institutional Class	25,053,007	62,743,822	(82,311,494)	-	-	5,485,335	17,763
Investments in Other Affiliates:
Nobina Europe AB	34,624,799	-	-	(5,748,178)	-	28,876,621	-
Total	$97,257,317	$158,882,968	$(206,992,784)	$(5,748,178)	$-	$43,399,323	$48,184

(p)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(q)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/15/2020	Bank of America, N.A.	GBP	10,860,829	USD	13,690,076	$276,316
06/15/2020	Bank of America, N.A.	USD	101,941,721	EUR	94,410,653	2,886,072
06/15/2020	Bank of America, N.A.	USD	1,974,310	SEK	19,926,036	140,658
06/15/2020	Barclays Bank PLC	GBP	10,860,829	USD	13,651,139	237,380
06/15/2020	Barclays Bank PLC	USD	20,439,061	GBP	16,697,556	183,398
06/15/2020	Citibank N.A.	USD	88,673,957	EUR	82,101,715	2,486,747
06/15/2020	Goldman Sachs International	GBP	12,353,160	USD	15,531,996	275,120
06/15/2020	Goldman Sachs International	USD	705,563	GBP	571,573	363
06/15/2020	Goldman Sachs International	USD	1,704,853	SEK	16,974,031	96,786
07/15/2020	Goldman Sachs International	USD	684,926	SEK	6,642,012	20,262
06/15/2020	JP Morgan Chase Bank, N.A.	USD	26,799,855	SEK	262,744,708	1,088,110
06/15/2020	Royal Bank of Canada	USD	88,635,369	EUR	82,101,715	2,525,335
06/15/2020	Royal Bank of Canada	USD	20,436,943	GBP	16,697,886	185,923
06/15/2020	Royal Bank of Canada	USD	527,036	SEK	5,168,781	21,583
07/15/2020	Royal Bank of Canada	EUR	3,766,375	USD	4,186,232	1,657
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
07/15/2020	Royal Bank of Canada	USD	1,481,562	SEK	14,514,027	$59,404
Subtotal—Appreciation						10,485,114
Currency Risk
06/15/2020	Bank of America, N.A.	EUR	46,407,375	USD	50,985,463	(542,438)
07/15/2020	Bank of America, N.A.	EUR	70,860,872	USD	76,533,994	(2,194,913)
06/15/2020	Barclays Bank PLC	SEK	4,428,009	USD	453,339	(16,654)
07/15/2020	Barclays Bank PLC	GBP	16,599,691	USD	20,322,203	(182,171)
07/15/2020	Canadian Imperial Bank of Commerce	SEK	4,428,008	USD	460,352	(9,774)
07/15/2020	Canadian Imperial Bank of Commerce	USD	522,571	SEK	4,920,009	(210)
06/15/2020	Citibank N.A.	EUR	48,189,138	USD	52,914,767	(591,493)
06/15/2020	Citibank N.A.	SEK	30,302,335	USD	3,024,136	(192,182)
07/15/2020	Citibank N.A.	EUR	70,861,062	USD	76,582,809	(2,146,308)
07/15/2020	Citibank N.A.	GBP	1,155,342	USD	1,424,402	(2,706)
07/15/2020	Citibank N.A.	SEK	5,412,010	USD	564,947	(9,651)
06/15/2020	Goldman Sachs International	EUR	51,459,791	USD	56,205,365	(932,428)
06/15/2020	Goldman Sachs International	SEK	4,920,009	USD	497,609	(24,605)
07/15/2020	Goldman Sachs International	SEK	7,626,014	USD	787,735	(21,926)
06/15/2020	JP Morgan Chase Bank, N.A.	SEK	261,965,198	USD	26,339,909	(1,465,319)
07/15/2020	JP Morgan Chase Bank, N.A.	GBP	360,422	USD	444,447	(755)
07/15/2020	JP Morgan Chase Bank, N.A.	SEK	279,226,738	USD	28,518,297	(1,127,443)
06/15/2020	Royal Bank of Canada	EUR	55,918,366	USD	61,353,267	(735,054)
06/15/2020	Royal Bank of Canada	GBP	371,696	USD	457,253	(1,813)
07/15/2020	Royal Bank of Canada	EUR	74,151,941	USD	80,165,585	(2,219,813)
07/15/2020	Royal Bank of Canada	GBP	18,109,463	USD	22,167,241	(202,043)
06/15/2020	State Street Bank & Trust Co.	SEK	3,198,005	USD	324,773	(14,666)
06/15/2020	State Street Bank & Trust Co.	USD	599,352	GBP	479,500	(7,141)
06/15/2020	Toronto Dominion Bank	EUR	46,639,412	USD	51,148,324	(637,216)
06/15/2020	UBS AG	EUR	10,000,000	USD	10,839,190	(264,196)
Subtotal—Depreciation						(13,542,918)
Total Forward Foreign Currency Contracts						$(3,057,804)

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
SEK	– Swedish Krona
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended May 31, 2020, there were transfers from Level 3 to Level 2 of $22,008,420, due to third-party vendor quotations utilizing more than one market quote and from Level 2 to Level 3 of $38,143,533, due to third party vendor quotations utilizing single market quotes.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$614,720,367	$134,197,704	$748,918,071
U.S. Dollar Denominated Bonds & Notes	—	68,077,612	1,365,238	69,442,850
Common Stocks & Other Equity Interests	9,729,660	33,247,981	21,168,956	64,146,597
Non-U.S. Dollar Denominated Bonds & Notes	—	48,509,433	—	48,509,433
Asset-Backed Securities	—	29,054,579	—	29,054,579
Preferred Stocks	—	465,560	259,560	725,120
Money Market Funds	14,522,702	—	—	14,522,702
Total Investments in Securities	24,252,362	794,075,532	156,991,458	975,319,352
Other Investments - Assets*
Investments Matured	—	1,065,649	416,065	1,481,714
Forward Foreign Currency Contracts	—	10,485,114	—	10,485,114
	—	11,550,763	416,065	11,966,828
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(13,542,918)	—	(13,542,918)
Total Other Investments	—	(1,992,155)	416,065	(1,576,090)
Total Investments	$24,252,362	$792,083,377	$157,407,523	$973,743,262

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended May 31, 2020:
	Value 02/29/20	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 05/31/20
Variable Rate Senior Loan Interests	$150,874,806	$6,466,186	$(13,608,318)	$227,243	$(59,046)	$(14,005,208)	$26,310,461	$(22,008,420)	$134,197,704
U.S. Dollar Denominated Bonds & Notes	2,064,995	–	–	–	–	(669,757)	–	–	1,365,238
Common Stocks & Other Equity Interests	8,623,435	–	–	–	–	803,117	11,742,404	–	21,168,956
Preferred Stocks	259,560	–	–	–	–	–	–	–	259,560
Investments Matured	325,397	1,576	(5,114)	(12,093)	8	15,623	90,668	–	416,065
Total	$162,148,193	$6,467,762	$(13,613,432)	$215,150	$(59,038)	$(13,886,225)	$38,143,533	$(22,008,420)	$157,407,523
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
Invesco Dynamic Credit Opportunities Fund

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:
	Fair Value at 05/31/20	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used
Merrill Communications LLC, Class A	$11,741,613	Last Vendor Evaluation	Last Vendor Evaluation	N/A	$19.5/share	(a)
Muth Mirror Systems, LLC, Term Loan	16,866,106	Interpolated Required Return	Implied Yield	N/A	12.7%	(b)
USF S&H TopCo, LLC, Term Loan A	14,841,943	Interpolated Required Return	Implied Yield	N/A	15.8%	(b)
(a)	The Fund values certain common equity securities at the last vendor price when initially dropped from coverage by a pricing vendor. The Adviser researches other approved pricing vendors and/or brokers for coverage, in addition to monitoring such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.
(b)	The Fund values certain investments in direct loan financings using an interpolated debt structure model which incorporates the Company’s EBITDA and leverage to determine an implied yield. The interpolated required return of the loan is based on current market conditions, anticipated stress level of EBITDA and risk tiering. The Adviser periodically reviews the consolidated financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Dynamic Credit Opportunities Fund